Acquisition of subsidiaries	12 Months Ended
Jun. 30, 2023
Acquisition of subsidiaries
Acquisition of subsidiaries

28 Acquisition of subsidiaries

(a)Business combination

On November 30, 2022, the Group acquired 90% of shares and voting rights in MINISO VIETNAM LIMITED LIABILITY COMPANY from a third party, at a cash consideration of VND3,097,377,000 (equivalent to RMB893,000).

The following summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition:

RMB’000
Property, plant and equipment	1,339
Right-of-use assets	10,467
Inventories	11,573
Trade and other receivables	12,852
Cash and cash equivalents	5,461
Trade and other payables	(25,387)
Lease liabilities	(15,313)

Total identifiable net assets acquired	992
Less: non-controlling interest	(99)
Total consideration transferred	893

The revenue and profit included in the consolidated statement of profit or loss from the acquisition date to June 30, 2023 contributed by MINISO VIETNAM LIMITED LIABILITY COMPANY was RMB44,036,000 and RMB274,000 respectively.

(b)Acquisition of assets and liabilities through acquisition of a subsidiary

In December 2020, the Company formed the entity YGF Investment V Limited (“YGF Investment”) in the BVI together with YGF MC Limited, a company controlled by the Controlling Shareholders, to acquire the right to use a parcel of land in the PRC and to build a new headquarters building through the YGF Investment’s subsidiary in the PRC. The Company and YGF MC Limited held 20% and 80% of the shares of YGF Investment, respectively. As of June 30, 2021, the Company had invested RMB356,000,000 in YGF Investment by cash and accounted for its investment using the equity method of accounting.

On October 27, 2021, the Company acquired the 80% interest previously held by YGF MC Limited in YGF Investment, which became a wholly-owned subsidiary of the Group, at a cash consideration of RMB694,479,000.

The cash consideration was determined below:

RMB’000
Consideration for 80% equity interest in YGF Investment	1,375,600
Less: the amount of unpaid share capital of YGF MC Limited	(1,001,051)
Net consideration for 80% equity (via payment to YGF MC Limited)	374,549
Settlement of the amount due to fellow subsidiary of YGF MC Limited (via additional capital injection into YGF Investment by the Company)	319,930
694,479

Upon completion of the acquisition on October 27, 2021, YGF Investment became a wholly-owned subsidiary of the Group.

The major assets of YGF Investment comprised the land use right and prepayments for the construction project of a new headquarters building, for which no substantive progress was made as at the date of acquisition. The directors of the Company determined that the acquisition of assets and liabilities through acquisition of a subsidiary does not constitute a business combination. As such transaction is a step acquisition, the carrying amount of the previously owned 20% equity interest was included as part of the cost of the acquisition and was not remeasured at the date of acquisition.

The following summarizes the amounts of assets and liabilities recognized in Group’s consolidated financial statements at the date of acquisition:

RMB’000
Property, plant and equipment	10,290
Right-of-use assets	1,781,595
Prepayments for construction project	200,000
Trade and other receivables	58
Cash and cash equivalents	10,996
Trade and other payables	(964,558)
Total identifiable net assets acquired	1,038,381

Total acquisition cost for the above net assets:

RMB’000
Cash consideration	694,479
Add: carrying amount of the Group’s previously held equity interest in YGF Investment at the date of acquisition	343,902
1,038,381

Analysis of net cash outflow of cash and cash equivalents in respect of the acquisition of YGF Investment:

RMB’000
Cash considerations paid	694,479
Less: cash and cash equivalents acquired	(10,996)
Net cash outflow	683,483

The value of each identifiable assets and liabilities acquired was determined by the directors of the Company with reference to the valuation carried out by an independent valuer, Jones Lang LaSalle.